Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0000928658
Registrant Name	COVENANT LOGISTICS GROUP, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A